Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 3,979,290	$ 4,084,085
Grants receivable	0	757,562
Prepaid expenses	281,858	419,751
Other current assets	32,830	47,586
Total current assets	4,293,978	5,308,984
Property and equipment, net	731,712	135,486
Goodwill	6,826,003	6,826,003
Other long term assets	168,597	126,654
Total assets	12,020,290	12,397,127
Current liabilities:
Accounts payable	1,137,903	3,002,497
Accrued compensation	770,592	562,755
Accrued clinical operations and site costs	1,218,641	391,041
Accrued lease contingency fee	590,504	590,504
Other accrued expenses	315,034	411,566
Interest payable	51,295	0
Current portion of notes payable	1,589,661	0
Current portion of capital leases payable	17,004	0
Total current liabilities	5,690,634	4,958,363
Long-term liabilities:
Long-term portion of notes payable, net	2,774,627	0
Long-term portion of capital leases	68,113	0
Other long-term liabilities	144,394	0
Total long-term liabilities	2,987,134	0
Total liabilities	8,677,768	4,958,363
Commitments and contingencies
Stockholders' equity:
Common stock, $0.01 par value; 150,000,000 shares authorized, 6,296,110 and 3,836,631 shares issued and outstanding as of December 31, 2016 and 2015, respectively	62,961	38,366
Additional paid-in capital	81,533,511	67,999,928
Accumulated deficit	(78,262,261)	(60,601,778)
Total stockholders' equity	3,342,522	7,438,764
Total liabilities and stockholders' equity	12,020,290	12,397,127
Series D Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock	1,325	1,915
Series E Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock	333	333
Series F Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock	$ 6,653	$ 0